Income Tax	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Income Tax
8. Income Tax
During the three months ended March 31, 2022, the Group generated a net income due to the recognition of revenue in connection with the license component of the BMS agreement. This one-time revenue is not accounted for under German GAAP and consequently under German tax accounting. Instead, the Group recognizes revenue for the BMS agreement over the period
of the clinical trial service. The deferred tax liability arising from the temporary difference related to delayed revenue recognition under German tax accounting is offset by deferred tax assets on tax losses carried forward that were previously not capitalized due to the Groups expectation of generating taxable losses in the foreseeable future. During the three and six months ended June 30, 2022 and 2021, the Group’s German operations were subject to a statutory tax rate of 28.5% and the Group´s U.S. operations were subject to a corporate income tax rate of

21
%.
For Immatics Biotechnologies GmbH, the Group recognized an income tax expense and an equivalent current tax liability in the amount of €1.2 million for the three months ended June 30, 2022. The income tax expense is calculated based on taxable income of Immatics Biotechnologies GmbH for the six
months ended June 30, 2022. The Group applied the estimated effective tax rate of the financial year 2022 to the taxable income for the six
months ended June 30, 2022. Since no deferred tax assets have been recognized as of December 31, 2021, the Group took into account the tax losses carried forward that can be used to offset the taxable income generated in the three months ended June 30, 2022. In accordance with §10d para 2 EStG (
G
erman income tax code), 60% of an income of a given year can be offset with tax losses carried forward. Accordingly, 40% of the income before tax of Immatics Biotechnologies GmbH are subject to income tax.
As the profit is considered a one-time profit, no deferred tax assets exceeding the deferred tax liability for temporary differences have been recognized in respect of tax losses carried forward. The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years, which could result in the recognition of deferred tax assets.
The Group continued to generate losses for all other entities within the Group during the three and six months ended June 30, 2022 as well as for all entities during the three and six months ended June 30, 2021.
Due to the ARYA Merger described in Note 3 of the Group’s annual financial statements for the year ended December 31, 2020, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the U.S. Internal Revenue Code.